Cash and cash equivalents - Summary of Restricted Cash (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Cash And Cash Equivalents [Roll Forward]
Beginning balance	$ 26,132	$ 25,187
Withdrawals during the period	(1,132)	0
Interest income	0	945
Ending balance	$ 25,000	$ 26,132